Summary of Significant Accounting Policies (Details Narrative) (10-K)		3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 04, 2017	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2017 shares	Dec. 31, 2017 USD ($) Integer	Dec. 31, 2016 USD ($) shares
Percentage of private operating issuance					90.00%
Number of operating segment | Integer					1
Accumulated deficit		$ 4,955,884			$ 3,859,086	$ 2,002,771
Net loss from continuing operations		(1,100,000)			1,856,315	1,917,066
Net cash used in operating activities from continuing operations		(1,069,008)	$ (58,698)		(1,654,617)	(2,155,037)
Cash and cash equivalents		1,776,639	1,012,314		2,847,429	1,071,894
Money market funds		961,193			1,300,815	0
Depreciation expenses		2,112			1,865	1,381
Impairment of long lived assets					15,330
Amortization of debt discount					23,370	0
Advertising costs					135	3,850
Research and development cost		$ 807,661	$ 139,922		$ 926,117	$ 1,536,996
Unexercised options outstanding | shares				269,500
Unexercised options outstanding cancelled | shares						40,000
Parent Company [Member]
Issuance of common stock percentage	90.00%				90.00%
Convertible Debt [Member]
Aggregate cash received on senior secured deposit					$ 2,580,000